NEW PERSPECTIVE FUND®
NEW PERSPECTIVE FUND®
Investment objectives
The fund’s primary investment objective is to provide you with long-term growth of capital.
Future income is a secondary objective.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 54 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees NEW PERSPECTIVE FUND®	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A USD ($)		Class 529-B USD ($)	Class 529-C USD ($)	Class 529-E USD ($)	Class 529-F-1 USD ($)	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NEW PERSPECTIVE FUND®	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2		Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%		0.39%	0.39%	0.39%	0.39%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.22%	0.99%	0.99%	0.50%	none	1.00%	0.74%		0.50%	0.25%	none	none
Other expenses	0.16%	0.15%	0.20%	0.18%	0.15%	0.26%	0.28%	0.28%	0.23%	0.26%	0.17%	0.43%	[1]	0.22%	0.16%	0.11%	0.06%
Total annual fund operating expenses	0.79%	1.54%	1.59%	0.82%	0.54%	0.87%	1.66%	1.66%	1.12%	0.65%	1.56%	1.56%		1.11%	0.80%	0.50%	0.45%
[1]	Estimated based on current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NEW PERSPECTIVE FUND® (USD $)	1 year	3 years	5 years	10 years
Class A	651	813	989	1,497
Class B	657	886	1,039	1,632
Class C	262	502	866	1,889
Class F-1	84	262	455	1,014
Class F-2	55	173	302	677
Class 529-A	679	876	1,088	1,690
Class 529-B	689	962	1,159	1,855
Class 529-C	289	562	959	2,064
Class 529-E	134	395	675	1,466
Class 529-F-1	86	248	421	916
Class R-1	159	493	850	1,856
Class R-2	159	493	850	1,856
Class R-3	113	353	612	1,352
Class R-4	82	255	444	990
Class R-5	51	160	280	628
Class R-6	46	144	252	567

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption NEW PERSPECTIVE FUND® (USD $)	1 year	3 years	5 years	10 years
Class B	157	486	839	1,632
Class C	162	502	866	1,889
Class 529-B	189	562	959	1,855
Class 529-C	189	562	959	2,064

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal investment strategies

The fund seeks to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships by investing in common stocks of companies located around the world.

In pursuing its primary investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. In pursuing its secondary objective, the fund invests in common stocks of companies with the potential to pay dividends in the future.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. The S&P 500 is a measure of the U.S. portion of the world market. It is included to compare the fund’s results to U.S. market results. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 19.99% (quarter ended June 30, 2003)

Lowest -19.78% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2013, was 16.83%.

Average annual total returns For the periods ended December 31, 2012 (with maximum sales charge):
Average Annual Returns NEW PERSPECTIVE FUND®	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	13.81%	0.26%	9.38%	12.14%	Mar. 13, 1973
Class B	Share class B - Before taxes	14.85%	0.32%	9.36%	4.27%	May 01, 2009
Class C	Share class C - Before taxes	18.80%	0.65%	9.14%	5.87%	Mar. 15, 2001
Class F-1	Share class F-1 - Before taxes	20.75%	1.44%	10.00%	6.58%	Mar. 15, 2001
Class F-2	Share class F-2 - Before taxes	21.07%			5.05%	Aug. 01, 2008
Class 529-A	Share class 529-A - Before taxes	13.75%	0.20%	9.31%	7.08%	Feb. 15, 2002
Class 529-B	Share class 529-B - Before taxes	14.75%	0.21%	9.22%	7.00%	Feb. 15, 2002
Class 529-C	Share class 529-C - Before taxes	18.70%	0.58%	9.05%	6.78%	Feb. 15, 2002
Class 529-E	Share class 529-E - Before taxes	20.37%	1.11%	9.62%	7.16%	Mar. 01, 2002
Class 529-F-1	Share class 529-F-1 - Before taxes	20.94%	1.60%	10.10%	10.13%	Sep. 17, 2002
Class R-1	Share class R-1 - Before taxes	19.83%	0.67%	9.15%	7.28%	Jun. 17, 2002
Class R-2	Share class R-2 - Before taxes	19.87%	0.63%	9.14%	6.64%	May 21, 2002
Class R-3	Share class R-3 - Before taxes	20.40%	1.12%	9.65%	7.45%	Jun. 04, 2002
Class R-4	Share class R-4 - Before taxes	20.77%	1.44%	9.99%	7.53%	May 28, 2002
Class R-5	Share class R-5 - Before taxes	21.15%	1.75%	10.32%	7.81%	May 15, 2002
Class R-6	Share class R-6 - Before taxes	21.19%			15.82%	May 01, 2009
After Taxes on Distributions Class A	Share class A - After taxes on distributions	13.75%	(0.03%)	8.88%
After Taxes on Distributions and Sale of Fund Shares Class A	Share class A - After taxes on distributions and sale of fund shares	9.33%	0.24%	8.36%
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	16.13%	(1.16%)	8.11%		Mar. 13, 1973
S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.99%	1.66%	7.10%	9.89%	Mar. 13, 1973
Lipper Global Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Global Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	15.91%	(1.03%)	7.65%		Mar. 13, 1973

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.